Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2024	2025
A	22%	15%
B	13%	16%
C	21%	24%
D	10%	9%
E	10%	10%
Total	76%	74%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2024	2025
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$656,880	$442,703
Restricted cash – current portion	17,203	20,523
Restricted cash – non-current portion	45,922	42,356
Total cash, cash equivalents and restricted cash	$720,005	$505,582

Costamare Bulkers Inc. (“CBI”) [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
May 6, 2025
Cash and cash equivalents and restricted cash	$131,791
Margin deposits	28,247
Accounts receivable, net	37,443
Inventories	38,377
Due from related parties	12,157
Fair value of derivatives	256
Insurance claims receivable	3,291
Prepayments and other assets	37,022
Vessels held for sale	7,801
Vessels and advances, net	634,727
Deferred charges, net	21,583
Operating leases, right-of-use assets	246,689
Total assets	1,199,384
Long-term debt, net of deferred financing costs	(171,910)
Accounts payable	(27,330)
Due to related parties	(16,407)
Operating lease liabilities	(242,150)
Accrued liabilities	(13,505)
Unearned revenue	(14,102)
Fair value of derivatives	(6,078)
Other current liabilities	(8,663)
Total liabilities	(500,145)
Net assets of Costamare Bulkers	$699,239